Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Lease Agreements

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2021 were as follows:

	Year Ended December 31,
	2021	2021
	RMB	USD
2022	242,184,649	38,004,056
2023	245,430,752	38,513,441
2024	237,485,118	37,266,597
2025	227,387,087	35,681,996
2026	221,263,039	34,720,999
Thereafter	1,544,810,968	242,414,551
Total	2,718,561,613	426,601,640

Schedule of Future Minimum Lease Receivables under Non-Cancellable Operating Leases with Tenants

As of December 31, 2021, the Group had total future minimum lease receivables under non-cancellable operating leases with its tenants falling due as follows:

	Year Ended December 31,
	2021	2021
	RMB	USD
2022	76,370,033	11,984,125
2023	69,781,327	10,950,213
2024	63,727,168	10,000,183
2025	60,375,233	9,474,192
2026	55,245,491	8,669,223
Thereafter	226,933,574	35,610,830
Total	552,432,826	86,688,766